Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities
Net loss	$ (971,366)	$ (3,089,095)		$ (13,418,814)	$ (17,270,703)
Adjustment to reconcile net loss to net cash used in operating activities:
Gain from sale of discontinued operations					(1,853,169)
Depreciation and amortization	64,576	164,520		658,080	112,512
Accretion of debt discount					535,784
Amortization of lease right		(148)		(7,759)	5,423
Stock based compensation	170,120	1,923,105		2,870,665	12,585,008
Impairment of cryptocurrency		106,105		107,174	59,752
Impairment of fixed assets				5,231,752
Realized loss on sale of cryptocurrency				127,222
Loss on sale of investment				19,104
PPP loan forgiveness		(197,662)		(197,662)	(183,567)
Changes in operating assets and liabilities:
Accounts receivable		307		428	33,025
Receivable from sale of investment	90,000			(90,000)
Prepaid expenses	13,903	(56,414)		67,047	(54,435)
Inventory		1,906		18,725	(18,725)
Cryptocurrency, net of mining fees		(336,187)		(507,150)	(302,654)
Current assets associated with discontinued operations					233,018
Security deposits				(92,149)	102
Assets associated with discontinued operations					180,683
Accounts payable and accrued expenses	556,501	446,413		3,371,431	569,459
Accrued and unpaid dividends on preferred stock	(95,472)	(99,600)		(364,384)	(372,325)
Liabilities associated with discontinued operations		(8,384)		13,683	(1,228,911)
Cash used in operating activities	(171,738)	(1,145,134)		(2,192,607)	(6,969,723)
Cash flow from investing activities:
Proceeds from sale of cryptocurrency				575,408
Purchase of investment				(125,000)
Proceeds from sale of investment				90,000
Deposits on mining equipment, net	(47,600)	707,810		2,939,550	(7,613,230)
Purchase of property and equipment		(2,111,932)		(5,295,478)	(2,315,496)
Net cash used in investing activities	(47,600)	(1,404,122)		(1,815,520)	(9,928,726)
Cash Flows from Financing Activities
Proceeds from the issuance of common stock and warrants, net					3,925,050
Proceeds from the issuance of series B preferred stock and warrants, net					4,378,995
Proceeds from the issuance of series C preferred stock and warrants, net					7,733,601
Proceeds from the exercise of stock options					50,625
Proceeds from the exercise of warrants		900,000		983,330
Proceeds from (payments to) SBA/PPP loans payable		(14,033)		(14,033)	197,662
Proceeds from note payable				500,000
Proceeds from the sale of discontinued operations					1,500,000
Cash provided by investing activities		885,967		1,469,297	17,785,933
Net increase in cash	(219,338)	(1,663,289)		(2,538,830)	887,484
Cash – beginning of period	246,358	2,785,188		2,785,188	1,897,703
Cash – end of period	27,020	1,121,899	$ 246,358	246,358	2,785,188
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash activity:
Issuance of series A preferred stock to settle accrued liabilities and compensation	170,120	160,720		555,700	588,044
Issuance of series B preferred stock to settle accrued liabilities	19,424	111,459		189,466
Accrued dividends on preferred stock	95,472
Conversion of preferred stock to common stock		239		348	145
Conversion of secured convertible debentures to common stock		$ 6,300		6,300
Dividends on preferred stock				$ 364,384	$ 372,325
Issuance of common stock for investment				100,000
Settlement to exchange warrant shares for convertible note				$ 900,000
Prairie Operating Co LLC [Member]
Cash Flows from Operating Activities
Net loss	(64,392)		(461,520)
Changes in operating assets and liabilities:
Increase in accounts payable and accrued expenses	64,309		461,365
Cash used in operating activities	(83)		(155)
Cash Flows from Financing Activities
Proceeds from sale of options			80,000
Cash provided by investing activities			80,000
Net increase in cash	(83)		79,845
Cash – beginning of period	79,845
Cash – end of period	79,762		79,845	$ 79,845
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest
Supplemental disclosure of non-cash activity:
Accrued deferred transaction costs associated with the Merger and Exok Transaction	178,893		1,350,744
Accrued deferred transaction costs associated with the PIPE Transaction	$ 33,501		$ 409,921